Exhibit 99.02

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2020-J2
Start - End Dates:	12/2019 TO 11/2020
Deal Loan Count:	162

Conditions Report 2.0

Loans in Report:	162
Loans with Conditions:	140

0 - Total Active Conditions

408 - Total Satisfied Conditions

240 - Credit Review Scope
17 - Category: Ability to Repay/Qualified Mortgage
5 - Category: Application
26 - Category: Assets
9 - Category: Credit/Mtg History
10 - Category: DTI
71 - Category: HMDA
61 - Category: Income/Employment
7 - Category: Insurance
20 - Category: Legal Documents
11 - Category: Terms/Guidelines
3 - Category: Title
61 - Property Valuations Review Scope
44 - Category: Appraisal
15 - Category: FEMA
1 - Category: Property
1 - Category: Value
107 - Compliance Review Scope
49 - Category: Ability to Repay/Qualified Mortgage
6 - Category: Borrower's Interest
6 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: RESPA
9 - Category: Right of Rescission
1 - Category: State Consumer Protection
34 - Category: TILA/RESPA Integrated Disclosure
21 - Total Waived Conditions

3 - Property Valuations Review Scope
3 - Category: FEMA
18 - Compliance Review Scope
1 - Category: Borrower's Interest
7 - Category: RESPA
5 - Category: Right of Rescission
2 - Category: State Consumer Protection
3 - Category: TILA/RESPA Integrated Disclosure

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